RELINQUISHMENT AGREEMENT (Tables)	12 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Relinquishment payments

Relinquishment payments consisted of the following (in millions):

	For the Fiscal Years Ended
	September 30, 2015	September 30, 2014	September 30, 2013
Principal	$24.4	$46.6	$45.4
Accretion of discount	0.8	2.9	5.8

Total	$25.2	$49.5	$51.2